DISCONTINUED OPERATIONS - held for sale (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Discontinued operations:
Cash and cash equivalents	$ 215,989	$ 26,093	$ 9,888	$ 48,861
Current trade and other receivables, net	328,195	403,907
Income taxes recoverable	8,238	6,641
Other current assets	169,720	203,270
Total current assets	753,736	694,378
Property and equipment	17,827	28,794
Intangible assets	70,723	98,266
Assets classified as held for sale		7,611
Trade and other payables	$ 909,589	685,665
Liabilities classified as held for sale		4,906
Discontinued operations
Discontinued operations:
Cash and cash equivalents		898
Current trade and other receivables, net		4,978
Income taxes recoverable		12
Other current assets		1,140
Total current assets		7,028
Property and equipment		38
Intangible assets		545
Trade and other payables		4,823
Deferred revenue		83
Discontinued operations | Classified as held for sale
Discontinued operations:
Assets classified as held for sale		7,611
Liabilities classified as held for sale		$ 4,906